SHORT-TERM CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
NOTE 8:-	Short-term convertible notes

On April 4, 2012, the Company completed a private placement under a Securities Purchase Agreement, dated April 3, 2012 (the "April 2012 purchase agreements"), by and among the Company and certain institutional accredited investors (the "Financing"). As part of the Financing, the Company sold an aggregate of $1,100 principal amount of convertible notes (the "Notes") and warrants to purchase an aggregate of 643,274 ordinary shares (the "Warrants"), for a total consideration of $1,000. The related issuance expenses were $110.

Each Note was convertible into shares at an initial conversion price of $1.71 per ordinary share. The conversion price of each Note was subject to standard anti-dilution adjustments. The conversion price was also subject to "full ratchet" anti-dilution adjustment, which would decrease the conversion price to equal the price at which the Company issues ordinary shares, to the extent that the issuance price or the deemed issuance price was less than the then-effective conversion price. The convertibility of each Note would be limited if, upon conversion, the holder thereof would beneficially own more than 4.9% of the Company’s ordinary shares. The Notes had a maturity date of January 4, 2013 and did not bear interest and could be converted at anytime through the maturity date. The Notes were guaranteed by the subsidiaries and were secured on a first- priority basis by substantially all of the Company’s assets, including the license agreement with Yissum and the co-owned patents.

The Notes contained various covenants, including covenants restricting the Company's ability to incur additional indebtedness, incur additional liens, make certain restricted payments or dividend payments, or transfer assets.

As part of the Financing, the Company issued to the investors warrants (the "Warrants") to purchase an aggregate of 643,274 ordinary shares. The Warrants have an initial exercise price of $1.71 per share, exercisable for a term of 5 years, subject to adjustment. On and after April 4, 2013, if a registration statement registering the ordinary shares underlying the Warrants was not effective, the holders of the Warrants might exercise their Warrants on a cashless basis.
The exercise price of the Warrants is subject to standard anti-dilution adjustments. In addition, the exercise price is also subject to "full ratchet" anti-dilution adjustment, similar to the Notes. To the extent the Company enters into a fundamental transaction (as defined in the Warrants and which includes, without limitation, entering into a merger or consolidation with another entity, selling all or substantially all of the assets, or a person acquiring 50% of the Company's voting shares), the holders will have the option to require the Company to repurchase the Warrants from the investor at its Black-Scholes fair value. Consequently, the Company accounts for the Warrants as a liability according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity" ("ASC 815").

In connection with the September 2013 Financing (as defined in Note 7a), the conversion price of the Notes and the exercise price of the Warrants was reduced to $0.57 and the number of Warrants was increased to 1,929,824 pursuant to the anti-dilution adjustments.

The Company applied ASC 470-20, "Debt with Conversion and Other Options" ("ASC 470-20"). In accordance with ASC 470-20, the Company first allocated the proceeds received to the detachable warrant, freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of operations as financial income or expense. The fair value of Warrants granted was valued by using the Black-Scholes call option pricing model. The anti-dilution rights of the Warrants were calculated by using Black-Scholes put option model using the same parameters as the warrants call option. Fair values were estimated using the following assumptions (annualized percentages):

	Nine months ended September 30,
	2013	2012
	Unaudited

Dividend yield	0%	0%
Expected volatility	86.09%	83.63%
Risk-free interest	0.18%	0.19%
Expected life	1.34 years	1.34 years
Forfeiture rate	0%	0%

The initial fair value of the detachable warrant on April 4, 2012 was $750. On December 31, 2012 and September 30, 2013, the fair value of the detachable warrant was $402 and $482 (unaudited), respectively. The change in fair value during the nine months ended September 30, 2013 in the amount of $80 (unaudited) was recognized as financial expense in the Company’s statement of operations.

The conversion feature was not defined as a derivative instrument according to ASC 815, since the Company's shares were not traded on the commitment date. The Company recognized the embedded beneficial conversion feature on the commitment date, in accordance with the guidelines of ASC 470-20. The beneficial conversion feature was measured by allocating a portion of the proceeds equal to the intrinsic value of the feature to additional paid-in-capital. The intrinsic value of the feature was calculated on the commitment date using the effective conversion price which had resulted subsequent to the allocation of the proceeds between the Notes and warrants. On the commitment date, the Company recorded a beneficial conversion feature, in accordance with Statement of Accounting Standard Codification No. 470-20, in the amount of $250.

The discount on the Notes was amortized according to the effective interest rate method over the life of the Notes. During the period ended September 30, 2013, the amortization expenses in respect to the discount of the Notes was $202.

The issuance expenses that were allocated to the Warrants were recorded as financial expenses and the issuance expenses that were allocated to the Notes were capitalized and reported as deferred financing costs. The deferred financing cost were amortized over the life of the Notes using the effective interest rate. Since the issuance expenses that were allocated to the Notes were insignificant, all of the issuance expenses in the amount of $110 were recorded as financial expenses.

NOTE 7:- Short-term convertible notes

On April 4, 2012, the Company completed a private placement under a Securities Purchase Agreement, dated April 3, 2012 (the "Purchase Agreement"), by and among the Company and certain institutional accredited investors (the "Financing"). As part of the Financing, the Company sold an aggregate of $  1,100 principal amount of convertible notes (the "Notes") and warrants to purchase an aggregate of 643,274 ordinary shares (the "Warrants"), for a total consideration of $  1,000 . The related issuance expenses were $  110.

Each Note was convertible into shares at an initial conversion price of $  1.71 per ordinary share. The conversion price of each Note is subject to standard anti-dilution adjustments. The conversion price is also subject to "full ratchet" anti-dilution adjustment, which would decrease the conversion price to equal the price at which the Company issues ordinary shares, to the extent that the issuance price or the deemed issuance price is less than the then-effective conversion price. The convertibility of each Note may be limited if, upon conversion, the holder thereof would beneficially own more than 4.9% of the Company's ordinary shares. The Notes have a maturity date of January 4, 2013 and do not bear interest and can be converted at anytime through the maturity date. The Notes are guaranteed by the subsidiaries and are secured on a first- priority basis by substantially all of the Company's assets, including the license agreement with Yissum and the co-owned patents.

Under the Purchase Agreement, the Company was required to file a registration statement pursuant to Section 12 of the Securities Exchange Act of 1934, as amended, on Form 20-F, no later than July 4, 2012 and have such Form 20-F declared effective no later than January 4, 2013 (the earlier of such date and the actual date on which the Form 20-F is declared effective, (the "Self Filing Effective Date"). As required, by July 4, 2012 the Form 20-F was filed and until January 4, 2013 was declared effective.

In the Financing, the Company also entered into a registration rights agreement ("Registration Rights Agreement") with the investors pursuant to which the Company agrees to register the resale of up to 133% of the number of ordinary shares that may be acquired by the investors by converting the Notes and exercising their Warrants.

The Notes contain various covenants, including covenants restricting the Company's ability to incur additional indebtedness, incur additional liens, make certain restricted payments or dividend payments, or transfer assets. As of December 31, 2012 the Company did not default any of the covenants.

As part of the Financing, the Company issued to the investors warrants (the "Warrants") to purchase an aggregate of 643,274 ordinary shares. The Warrants had an initial exercise price of $ 1.71 per share, exercisable for a term of 5 years, subject to adjustment. On and after April 4, 2013, if a registration statement registering the ordinary shares underlying the Warrants is not effective, the holders of the Warrants may exercise their Warrants on a cashless basis.

The exercise price of the Warrants is subject to standard anti-dilution adjustments. In addition, the exercise price is also subject to "full ratchet" anti-dilution adjustment, similar to the Notes. To the extent the Company enters into a fundamental transaction (as defined in the Warrants and which includes, without limitation, entering into a merger or consolidation with another entity, selling all or substantially all of the assets, or a person acquiring 50% of the Company's voting shares), the holders will have the option to require the Company to repurchase the Warrants from the investor at its Black-Scholes fair value. Consequently, the Company accounts for the Warrants as a liability according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity" ("ASC 815").

In connection with the August Financing (as defined in Note 9b), the conversion price of the Notes and the exercise price of the Warrants was reduced to $  1.64 and the number of Warrants was increased to 670,732 pursuant to the anti-dilution adjustments.

The Company applies ASC 470-20, "Debt with Conversion and Other Options" ("ASC 470-20"). In accordance with ASC 470-20, the Company first allocated the proceeds received to the detachable warrant, freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense. The fair value of Warrants granted was valued by using the Black-Scholes call option pricing model. The anti-dilution rights of the Warrants were calculated by using Black-Scholes put option model using the same parameters as the warrants call option. Fair values were estimated using the following assumptions (annualized percentages):

	December 31,	April 4,
	2012	2012

Dividend yield	0%	0%
Expected volatility	79.61%	70.4%
Risk-free interest	0.16%	0.31%
Expected life	1.08 years	1.7 years
Forfeiture rate	0%	0%

The initial fair value of the detachable warrant on April 4, 2012 was $  750. On December 31, 2012, the fair value of the detachable warrant was $  402. The change in fair value in the amount of $  348 was recorded as financial income in the Company's statement of comprehensive loss.

The conversion feature is not defined as a derivative instrument according to ASC 815, since the Company's shares were not traded on the commitment date. The Company recorded the embedded beneficial conversion feature on the commitment date, in accordance with the guidelines of ASC 470-20. The beneficial conversion feature was measured by allocating a portion of the proceeds equal to the intrinsic value of the feature to additional paid-in-capital. The intrinsic value of the feature was calculated on the commitment date using the effective conversion price which had resulted subsequent to the allocation of the proceeds between the Notes and warrants. On the commitment date, the Company recorded a beneficial conversion feature, in accordance with Statement of Accounting Standard Codification No. 470-20, in the amount of $  250.

The discount on the Notes is amortized according to the effective interest rate method over the life of the Notes. During the year ended December 31, 2012, the Company recorded $  898 financial expenses in respect to the amortization of the discount of the Notes.

The issuance expenses that are allocated to the Warrants are recorded as financial expenses and the issuance expenses that are allocated to the Notes are capitalized and reported as deferred financing costs. The deferred financing cost is amortized over the life of the Notes using the effective interest rate. Since the issuance expenses that were allocated to the Notes were insignificant, all of the issuance expenses in the amount of $ 110 were recorded as financial expenses.

The composition of the short term convertible notes as of December 31, 2012 is as follows:

December 31,
2012
Unaudited

Principal	1,100
Discount	(202)

Short-term convertible notes	898

On January 2, 2013, the Company repaid the Notes in the amount of $  1,100.